Segment Reporting - Reconciliation of Total Segment Assets to Total Assets Presented in Consolidated Balance Sheets (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting, Asset Reconciling Item [Line Items]
Cash and cash equivalents	$ 96,417	$ 162,797	$ 25,646	$ 26,341
Accounts receivable	28,313	4,475
Consolidated total assets	2,169,476	$ 1,241,172
Conventional Tankers [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Consolidated total assets	1,970,365
Ship-to-Ship Transfer [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Consolidated total assets	$ 74,381